TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2018
TRADE AND OTHER RECEIVABLES [Abstract]
TRADE AND OTHER RECEIVABLES
6.	TRADE AND OTHER RECEIVABLES
	2018	2017
	US$	US$
Accrued interest receivable	11,411	10,508
Deposits	36,617	—
GST receivable	24,082	23,469
	72,110	33,977